Income taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income taxes [Abstract]
Income tax expense reconciled to loss

The Group’s income tax expense for each year can be reconciled to loss before tax as follows:

	For the Year Ended
	December 31,
In CHF thousands	2023	2022	2021
Loss before income tax	(54,223)	(70,740)	(72,993)
Tax benefit calculated at the domestic rates applicable in the respective countries	(7,371)	(9,616)	(9,930)
(Income not subject to tax)/expenses not deductible for tax purposes	611	455	(375)
Effect of unused tax losses and tax offsets not recognized as deferred tax assets	6,770	9,174	10,308
Effective income tax rate expense	10	13	3

Unrecognized deductible temporary differences, unused tax losses and unused tax credits

The below table details the total unrecognized deductible temporary differences, unused tax losses and unused tax credits:

	As of
	December 31,
In CHF thousands	2023	2022	2021
Unrecognized deductible temporary differences, unused tax losses and unused tax credits
Deductible temporary differences, unused tax losses and unused tax credits for which no deferred tax assets have been recognized are attributable to the following:
Tax losses	312,972	264,089	197,152
Deductible temporary differences related to:
Right-of-use assets and lease liabilities, net	—	—	—
Retirement benefit plan	5,770	3,213	7,098
Total	318,742	267,302	204,250

Tax losses carry forwards and respective expiry dates

The following table details the tax losses carry forwards of the Company and their respective expiry dates:

	As of
	December 31,
In CHF thousands	2023	2022	2021
Tax losses split by expiry date:
December 31, 2024	15,231	15,231	15,231
December 31, 2025	48,894	48,894	48,894
December 31, 2026	—	—	—
December 31, 2027	57,824	57,824	57,824
December 31, 2028	75,204	75,204	75,204
December 31, 2029	66,936	66,936	—
December 31, 2030	48,883	—	—
Total unrecorded tax loss carryforwards	312,972	264,089	197,153